OPERATING LEASES AND COMMITMENT (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning balance	$ 173,000	$ 391,000	$ 426,000
Adjustments office lease	0	(4,000)	184,000
Repayments of lease liability	(176,000)	(229,000)	(238,000)
Interest expense	3,000	15,000	19,000
Ending balance	0	173,000	391,000
Lease liability due within one year	0	173,000	228,000
Lease liability long term	$ 0	$ 0	$ 163,000